BALANCE SHEET (USD $)	Oct. 28, 2011
OTHER ASSETS:
Cash held in Trust Account	$ 28,750,000
TOTAL ASSETS	28,750,000
CURRENT LIABILITIES:
Accounts payable	238,000
Related party advances	101,000
Note payable - related party	120,000
Total current liabilities	459,000
TOTAL LIABILITIES	459,000
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $.0001 par value; 10,000,000 shares authorized; 0 issued and outstanding
Common stock, $.0001 par value; 75,000,000 shares authorized; 12,500,000 shares issued and outstanding at October 28, 2011	1,000
Additional paid-in capital	28,443,000
Deficit accumulated during the development stage	(153,000)
TOTAL STOCKHOLDERS' EQUITY	28,291,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 28,750,000